CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Parenthetical) (Details) - USD ($)	Mar. 31, 2021	Mar. 17, 2021	Feb. 28, 2021	Feb. 02, 2021
March Note
Debt Instrument [Line Items]
Principal amount	$ 20,000,000	$ 20,000,000
Interest rate (as a percent)	6.00%	6.00%
February Note
Debt Instrument [Line Items]
Principal amount			$ 5,000,000	$ 5,000,000
Interest rate (as a percent)			6.00%	6.00%
Share price			$ 14.00